Note 42 - Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting Abstract
Table of Business Assets and Liabilities Segments
BBVA Banco Francés S.A. (bank) (1)	Total as of December 31, 2018
Financial assets at amortized cost - Loans and advances	181,584,755
Corporate banking	52,196,585
Small and medium companies	52,444,965
Retail	76,943,205
Other assets	179,957,694
TOTAL ASSETS	361,542,449
Financial liabilities at amortized cost – Deposits	259,509,061
Corporate banking	29,668,066
Small and medium companies	49,240,049
Retail	180,600,946
Other liabilities	56,491,247
TOTAL LIABILITIES	316,000,308

	BBVA Banco Francés S.A. (bank) (1)	VWFS (financial services)	Total as of December 31, 2017
Financial assets at amortized cost - Loans and advances	182,103,050	6,912,208	189,015,258
Corporate banking	45,101,039	-	45,101,039
Small and medium companies	60,485,186	2,968,823	63,454,009
Retail	76,516,825	3,943,385	80,460,210
Other assets	129,564,626	203,208	129,767,834
TOTAL ASSETS	311,667,676	7,115,416	318,783,092
Financial liabilities at amortized cost - Deposits	227,277,754	-	227,277,754
Corporate banking	19,489,209	-	19,489,209
Small and medium companies	46,547,108	-	46,547,108
Retail	161,241,437	-	161,241,437
Other liabilities	41,360,393	628,290	41,988,683
TOTAL LIABILITIES	268,638,147	628,290	269,266,437

	BBVA Banco Francés S.A. (bank) (1)	VWFS (financial services)	Total as of January 1, 2017
Financial assets at amortized cost - Loans and advances	143,102,464	2,921,322	146,023,786
Other assets	139,197,347	355,095	139,552,442
TOTAL ASSETS	282,299,811	3,276,417	285,576,228
Financial liabilities at amortized cost - Deposits	211,175,430	-	211,175,430
Other liabilities	35,405,968	473,096	35,879,064
TOTAL LIABILITIES	246,581,398	473,096	247,054,494

Table of Business Profit or Loss Segments
	BBVA Banco Francés S.A. (bank) (1)	VWFS (financial services)	Total as of December 31, 2018
Net interest income	29,846,394	1,887,939	31,734,333
Net fee and commission income	7,099,610	(26,417)	7,073,193
Gains (losses) on financial assets and liabilities at fair value through profit or loss, net	115,843	-	115,843
Gains (losses) on derecognition of financial assets not measured at fair value through profit or loss	(136,740)	-	(136,740)
Exchange differences, net	6,483,514	5,512	6,489,026
Other operating income	2,104,700	2,277	2,106,977
TOTAL OPERATING INCOME BEFORE FINANCIAL ASSETS IMPAIRMENT LOSS	45,513,321	1,869,311	47,382,632
Impairment of financial assets	(3,807,779)	(26,257)	(3,834,036)
SUBTOTAL	41,705,542	1,843,054	43,548,596
Total operating expenses	(29,091,845)	(353,373)	(29,445,218)
Share of profit of equity accounted investees	317,523	-	317,523
PROFIT BEFORE TAX	12,931,220	1,489,681	14,420,901
Income tax expense	(4,196,023)	(140,347)	(4,336,370)
Loss on net monetary position	(11,316,187)	(338,047)	(11,654,234)
(LOSS) PROFIT FOR THE YEAR	(2,580,990)	1,011,287	(1,569,703)
Attributable to:
Shareholders of the Controlling Entity			(1,489,732)
Non-controlling interest			(79,971)

	BBVA Banco Francés S.A. (bank) (1)	VWFS (financial services)	Total as of December 31, 2017
Net interest income	22,295,327	1,459,536	23,754,863
Net fee and commission income	5,925,477	(35,544)	5,889,933
Gains (losses) on financial assets and liabilities at fair value through profit or loss, net	4,361,298	-	4,361,298
Gains (losses) on derecognition of financial assets not measured at fair value through profit or loss	11,983	-	11,983
Exchange differences, net	3,377,003	175	3,377,178
Other operating income	1,942,635	543	1,943,178
TOTAL OPERATING INCOME BEFORE FINANCIAL ASSETS IMPAIRMENT LOSS	37,913,723	1,424,710	39,338,433
Impairment of financial assets	(2,471,956)	(55,866)	(2,527,822)
SUBTOTAL	35,441,767	1,368,844	36,810,611
Total operating expenses	(28,075,884)	(331,258)	(28,407,142)
Share of profit of equity accounted investees	338,313	-	338,313
PROFIT BEFORE TAX	7,704,196	1,037,586	8,741,782
Income tax expense	(651,974)	(70,518)	(722,492)
Loss on net monetary position	(5,955,743)	(204,036)	(6,159,779)
PROFIT FOR THE YEAR	1,096,479	763,032	1,859,511
Attributable to:
Shareholders of the Controlling Entity			1,903,820
Non-controlling interest			(44,309)

(1).Includes BBVA Francés Asset Management S.A. Sociedad Gerente de Fondos Comunes de Inversión, BBVA Francés Valores S.A. and Consolidar A.F.J.P. (undergoing liquidation proceedings).